Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,414,230)	$ (4,223,467)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	53,221	47,393
Amortization of software costs	0	436,471
Amortization of beneficial conversion costs	815,905	0
Loss on Debt Conversion	397,555	0
Amortization of finance costs	736,138	0
Amortization of endorser agreements	117,048	0
Additional expense for granting options	182,114	147,097
Additional expense for granting warrants	114,757	0
Amortization of note discount	97,179	37,993
Inventory Obsolescence	20,000
Cost of performance based warrants issued for outside services rendered	0	209,576
Valuation of exercised warrants exercisable at $20.00	19,164	0
Cost of stock grant issued for outside services rendered	0	1,050,000
Discount on three-year, 50% notes payable	97,179	37,993
Capital contributed/co-founders' forfeiture of contractual compensation	79,000	79,000
Bad debt expense	(114,389)	185,864
Loss on asset disposals	1,780	(1,516)
Change in operating assets and liabilities:
Accounts receivable	(85,503)	(276,789)
Inventories	(258,618)	111,856
Prepaid expenses and other current assets	187,180	(57,146)
Deferred loan costs	50,000	(50,000)
Deferred revenues	(549,470)	(261,586)
Accounts payable and accrued expenses	1,196,271	(335,616)
Net Cash Used in Operating Activities	(3,354,898)	(2,900,870)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from asset disposals	4,000	2,500
Purchases of property and equipment	(21,319)	(51,233)
Net Cash Used in Investing Activities	(17,319)	(48,733)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	600,000	285,000
Proceeds from issuance of common stock for cash	0	2,084,115
Proceeds from common stock to be issued, net	0	40,500
Proceeds from convertible notes	526,315	0
Proceeds from the issuance of stock for warrant exercises	153,756	44,000
Proceeds from note-related advance	0	475,000
Proceeds from three-year, 50% notes payable	0	405,000
Proceeds from private placement	1,596,753	0
Proceeds from stock uplist, net of costs	9,311,870	0
Proceeds from preferred series B warrant exercise	375,000	0
Payments on three-year, 50% notes payable	(30,375)	(30,375)
Payment of preferred series B dividend	(638,055)	0
Payments on capitalized lease obligation	(6,970)	0
Payments on notes payable	(808,226)	(180,229)
Net Cash Provided by Financing Activities	11,080,068	3,123,011
NET INCREASE IN CASH AND CASH EQUIVALENTS	7,707,851	173,408
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	587,459	414,051
CASH AND CASH EQUIVALENTS, END OF YEAR	8,295,310	587,459
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	201,861	62,683
Cash paid for income tax	10,922	9,649
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Private placement issue costs and beneficial conversion feature	662,912	0
Issuance of common stock	3,570,879
Financing of prepaid insurance policy	0	40,300
Insurance proceeds applied to outstanding bank loan	0	15,854
Capitalized lease involving two fleet vehicles	0	35,098
Partial financing associated with the purchase of two fleet vehicles	0	49,503
Series B Preferred stock dividends	0	27,020
Accretion of beneficial conversion feature on preferred shares dividends issued in kind	52,500	71,307
Series B Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Series B Preferred stock dividends	38,692
Accretion of beneficial conversion feature on preferred shares dividends issued in kind	52,500
Endorsement Agreement [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued	453,850	0
Stock Issued as Incentive [Member] | Series B Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued	209,400	0
Stock Issued for Services [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued	0	60,000
Conversion of Convertible Notes [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock	0	215,485
Conversion of Note Payable #1 [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock	372,922	$ 0
Conversion of Note Payable #2 [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock	1,653,624
Private Placement [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock	$ 1,795,000